Significant Accounting Policies - Schedule of Depreciation Rates Used for Each Class of Depreciable Assets (Details)	12 Months Ended
Dec. 31, 2025
Office Furniture and Equipment [Member] | Bottom of Range [Member]
Schedule of Depreciation Rates Used for Each Class of Depreciable Assets [Line Items]
Plant and equipment, gross	3 years
Office Furniture and Equipment [Member] | Top of Range [Member]
Schedule of Depreciation Rates Used for Each Class of Depreciable Assets [Line Items]
Plant and equipment, gross	5 years
Machinery [Member] | Bottom of Range [Member]
Schedule of Depreciation Rates Used for Each Class of Depreciable Assets [Line Items]
Plant and equipment, gross	3 years
Machinery [Member] | Top of Range [Member]
Schedule of Depreciation Rates Used for Each Class of Depreciable Assets [Line Items]
Plant and equipment, gross	5 years